Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	May 29, 2025	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid to our principal executive officers and the other named executive officers (as calculated in accordance with Item 402(v) of Regulation S-K). Compensation actually paid does not necessarily reflect the actual amount of compensation earned by or paid to our named executive officers during the applicable year.

Year	Summary Compensation Table Total for PEO 1(1)	Summary Compensation Table Total for PEO 2(1)	Compensation Actually Paid to PEO 1(1)(3)	Compensation Actually Paid to PEO 2(1)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(2)	Average Compensation Paid to Non-PEO Named Executive Officers(2)(3)	Value of Initial Fixed $100 Investment Based on Total Stockholder Return	Net Loss from Continuing Operations
2026	$177,168	$1,153,591	$177,168	$1,153,591	$1,182,037	$1,281,962	$139.59	$(4,945,592)
2025	$-	$715,739	$-	$1,176,680	$667,574	$413,370	$70.05	$(65,221,463)
2024	$-	$2,324,574	$-	$1,898,887	$1,199,669	$756,517	$102.03	$(5,350,176)

(1)
PEO 1: Mr. Urvan has served as our Principal Executive Officer ("PEO") since May 30, 2025. PEO2: Mr. Smith served as our PEO for part of the 2026 fiscal year and for the full 2025 and 2024 fiscal years.
(2)
The non-PEO NEOs for the applicable fiscal years were as follows:

2026: Jordan Christensen and Paul Kasowski

2025: Paul Kasowski, Robert D. Wiley, Fred Wagenhals, Tod Wagenhals and Anthony Tate

2024: Fred Wagenhals, Robert D. Wiley, Anthony Tate and Tod Wagenhals

(3)
The Summary Compensation Table totals reported for our PEOs and the average of the Non-PEO NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”.

	2026			2025		2024
	PEO 1	PEO 2	AVERAGE FOR OTHER NEOs	PEO 2	AVERAGE FOR OTHER NEOs	PEO 2	AVERAGE FOR OTHER NEOs
Summary Compensation Table ("SCT") Total	$177,168	$1,153,591	$1,182,037	$715,739	$667,574	$2,324,574	$1,199,669
Less: Amount reported under the "Stock Awards" Column of the SCT	$-	$-	$(444,900)	$-	$(119,810)	$(1,060,973)	$(555,400)
Plus: Year End Fair Value of Outstanding and Unvested Equity Awards	$-	$-	$351,750	$-	$13,800	$-	$13,750
Plus: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$-	$-	$-	$-	$-	$-	$39,000
Plus: Fair Value on Vesting Date of Equity Awards Granted and Vested in the Year	$-	$-	$193,075	$509,669	$69,030	$807,949	$257,998
Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$-	$-	$-	$-	$(58,640)	$-	$11,188
Less: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions of the Year	$-	$-	$-	$(48,728)	$(158,584)	$(172,663)	$(209,688)
Plus: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value of Total Compensation	$-	$-	$-	$-	$-	$-	$-
Total Adjustments:	$-	$-	$99,925	$460,941	$(254,204)	$(425,687)	$(443,152)
COMPENSATION ACTUALLY PAID	$177,168	$1,153,591	$1,281,962	$1,176,680	$413,370	$1,898,887	$756,517

Named Executive Officers, Footnote
(1)
PEO 1: Mr. Urvan has served as our Principal Executive Officer ("PEO") since May 30, 2025. PEO2: Mr. Smith served as our PEO for part of the 2026 fiscal year and for the full 2025 and 2024 fiscal years.
(2)
The non-PEO NEOs for the applicable fiscal years were as follows:

2026: Jordan Christensen and Paul Kasowski

2025: Paul Kasowski, Robert D. Wiley, Fred Wagenhals, Tod Wagenhals and Anthony Tate

2024: Fred Wagenhals, Robert D. Wiley, Anthony Tate and Tod Wagenhals

PEO Total Compensation Amount				$ 715,739	$ 2,324,574
PEO Actually Paid Compensation Amount				1,176,680	1,898,887
Non-PEO NEO Average Total Compensation Amount			$ 1,182,037	667,574	1,199,669
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,281,962	413,370	756,517
Adjustment to Non-PEO NEO Compensation Footnote
(3)
The Summary Compensation Table totals reported for our PEOs and the average of the Non-PEO NEOs for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation S-K to calculate “compensation actually paid”.

	2026			2025		2024
	PEO 1	PEO 2	AVERAGE FOR OTHER NEOs	PEO 2	AVERAGE FOR OTHER NEOs	PEO 2	AVERAGE FOR OTHER NEOs
Summary Compensation Table ("SCT") Total	$177,168	$1,153,591	$1,182,037	$715,739	$667,574	$2,324,574	$1,199,669
Less: Amount reported under the "Stock Awards" Column of the SCT	$-	$-	$(444,900)	$-	$(119,810)	$(1,060,973)	$(555,400)
Plus: Year End Fair Value of Outstanding and Unvested Equity Awards	$-	$-	$351,750	$-	$13,800	$-	$13,750
Plus: Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	$-	$-	$-	$-	$-	$-	$39,000
Plus: Fair Value on Vesting Date of Equity Awards Granted and Vested in the Year	$-	$-	$193,075	$509,669	$69,030	$807,949	$257,998
Plus: Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	$-	$-	$-	$-	$(58,640)	$-	$11,188
Less: Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions of the Year	$-	$-	$-	$(48,728)	$(158,584)	$(172,663)	$(209,688)
Plus: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value of Total Compensation	$-	$-	$-	$-	$-	$-	$-
Total Adjustments:	$-	$-	$99,925	$460,941	$(254,204)	$(425,687)	$(443,152)
COMPENSATION ACTUALLY PAID	$177,168	$1,153,591	$1,281,962	$1,176,680	$413,370	$1,898,887	$756,517

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and Total Stockholder Return

The graph below illustrates the relationship between our TSR and Compensation Actually Paid for the PEO(s) and Average Compensation Actually Paid to our Non-PEO NEOs.

Compensation Actually Paid vs. Company Selected Measure

Relationship Between Compensation Actually Paid and GAAP Net Income

The graph below reflects the relationship between the Compensation Actually Paid to our PEO(s) and to our non-PEO NEOs (on average) and our GAAP Net Income (Loss) from Continuing Operations.

Total Shareholder Return Amount			$ 139.59	$ 70.05	$ 102.03
PEO Name	Mr. Smith	Mr. Urvan		Mr. Smith	Mr. Smith
Net Loss from Continuing Operations			(4,945,592)	$ (65,221,463)	$ (5,350,176)
Mr. Urvan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			177,168	0	0
PEO Actually Paid Compensation Amount			177,168	0	0
Mr. Smith [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			1,153,591	715,739	2,324,574
PEO Actually Paid Compensation Amount			1,153,591	1,176,680	1,898,887
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				460,941	(425,687)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	(1,060,973)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				509,669	807,949
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(48,728)	(172,663)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Mr. Urvan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Urvan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Urvan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Urvan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Urvan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Urvan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Urvan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Urvan [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Smith [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Smith [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Smith [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Smith [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Smith [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Smith [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Smith [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Mr. Smith [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			99,925	(254,204)	(443,152)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(444,900)	(119,810)	(555,400)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			351,750	13,800	13,750
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	39,000
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			193,075	69,030	257,998
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(58,640)	11,188
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(158,584)	(209,688)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0